Dividends on Ordinary Shares - Parent	12 Months Ended
Dec. 31, 2021
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividends on Ordinary Shares
10. DIVIDENDS ON ORDINARY SHARES
Dividends on ordinary shares declared and paid in the year were as follows:

			Group			Group
	2021	2020	2019	2021	2020	2019
	Pence per share	Pence per share	Pence per share	£m	£m	£m
In respect of current year – first interim	4.05	1.46	1.95	286	103	138
– second interim	15.01	—	1.76	1,060	—	124
	19.06	1.46	3.71	1,346	103	262
In 2021, an interim dividend of £1,346m (2020: £103m) was paid on the Company's ordinary shares in issue related to 2021 profit and an assessment of capital surpluses. Dividends were paid in line with our dividend policy following review and approval by the Santander UK Board.
Santander UK Group Holdings plc
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividends on Ordinary Shares	DIVIDENDS ON ORDINARY SHARESDividends on ordinary shares declared and paid during the year are set out in Note 10 to the Consolidated Financial Statements.